Capital Management	12 Months Ended
Jun. 30, 2025
Capital Management [Abstract]
Capital management
25.	Capital management

The Company manage their capital to ensure that the Company is able to continue as a going concern and maintain an optimal capital structure so as to maximize shareholder’s value. The capital structure of the Company consists of equity attributable to owners of the Company, comprising issued share capital, reserves and retained earnings/accumulated losses as presented in the statements of changes in equity.

The Company manage its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Company is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the financial years ended June 30, 2024 and 2025. The overall strategy remained unchanged from 2024.